Total operating costs - Auditor Remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Audit of parent company and consolidated financial statements	€ 3,759	€ 3,136	€ 4,751
Audit of the Company’s subsidiaries	6,269	6,248	5,493
Total audit	10,028	9,384	10,244
Audit related assurance services	1,019	1,002	1,234
Other assurance services	717	213	313
Total audit and audit-related assurance services	11,764	10,599	11,791
All other services	36	47	35
Total non-audit or non-audit-related assurance services	36	47	35
Total audit and all other fees	€ 11,800	€ 10,646	€ 11,826